Expense Example - STANDPOINT MULTI-ASSET FUND	Feb. 28, 2026 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	748
Expense Example, with Redemption, 10 Years	1,657
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	$ 1,933